Investment Property - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [Line Items]
Amount of disposal of investment properties	$ 0	$ 0	$ 1,800,933
Investment property	8,356,772	8,128,522	$ 8,150,987
At fair value [member]
Disclosure of detailed information about investment property [Line Items]
Investment property	$ 9,758,782	$ 11,567,758